Share-Based Compensation & Warrants (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 04, 2024	Jun. 20, 2023	Jun. 30, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available						200,000
Stock-based compensation				$ 337,501	$ 501,423	$ 1,510,005	$ 2,551,959
Warrants outstanding						400	400
Warrants issued						400
Warrants exercise price						$ 1,150
Fair value of warrants						$ 374,000
Clear Street LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued	1,595
Warrants exercise price	$ 180
Fair value of warrants	$ 92,522
Al Dali International for Gen. Trading & Cont. Co. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 235.80
Amortization of debt discount		$ 467,509
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted							2,698
Public offering							5,380
Additional stock awards							242
Stock-based compensation						$ 1,510,005	$ 2,930,838
Stock Options [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted			7,109			7,784
Stock-based compensation				337,500	501,423	$ 3,299
Shares to be issued						3,944
Option forfeited						300,000
Stock Options [Member] | Consulting Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares to be issued						49,115
Consulting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				$ 0	$ 300,000	$ 1,908,001	$ 19,998